Taxes (Details 4)	Dec. 31, 2016 USD ($)
Domestic Tax Authority [Member]
Operating Loss Carryforwards [Line Items]
2017	$ 0
2018	0
2019	0
2020	0
2021	0
Beyond 2021	38,399,914
Total operating loss carry forwards	38,399,914
Foreign Tax Authority [Member]
Operating Loss Carryforwards [Line Items]
2017	0
2018	0
2019	0
2020	0
2021	0
Beyond 2021	21,785,348
Total operating loss carry forwards	$ 21,785,348